Operating Leases (Tables)	12 Months Ended
Dec. 31, 2014
Leases [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases	Future minimum payments under operating leases with noncancelable terms are as follows:

(In thousands)
2015	$14,642
2016	10,905
2017	7,204
2018	4,075
2019	3,546
After 2019	24,762